Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor	Mar. 31, 2012 Common Stock, Class A Successor	Dec. 31, 2011 Common Stock, Class A Successor	Nov. 01, 2011 Common Stock, Class A Predecessor	Mar. 31, 2011 Common Stock, Class A Predecessor	Dec. 31, 2010 Common Stock, Class A Predecessor	Dec. 31, 2009 Common Stock, Class A Predecessor	Dec. 31, 2008 Common Stock, Class A Predecessor	Mar. 31, 2012 Common Stock, Class B Successor	Dec. 31, 2011 Common Stock, Class B Successor	Nov. 01, 2011 Common Stock, Class B Predecessor	Mar. 31, 2011 Common Stock, Class B Predecessor	Dec. 31, 2010 Common Stock, Class B Predecessor	Dec. 31, 2009 Common Stock, Class B Predecessor	Dec. 31, 2008 Common Stock, Class B Predecessor
Current assets:
Cash and cash equivalents	$ 26,378	$ 37,925	$ 37,925	$ 99,188
Accounts receivable, net of allowance for doubtful accounts	189,149	188,960	188,960	174,191
Deferred income tax assets	4,760	6,042	6,042	7,913
Prepaid expenses and other current assets	23,801	16,926	16,926	25,020
Total current assets	244,088	249,853	249,853	306,312
Property and equipment, net	273,977	278,090	278,090	231,307
Goodwill	1,470,120	1,470,216	1,470,216	908,310
Intangible assets, net	1,793,992	1,821,897	1,821,897	1,035,886
Other assets, net	43,853	39,403	39,403	9,750
Total assets	3,826,030	3,859,459	3,859,459	2,491,565
Current liabilities:
Accounts payable	9,348	8,827	8,827	4,732
Accrued expenses	132,768	132,137	132,137	112,245
Deferred revenues	7,860	5,561	5,561	12,130
Current portion of long-term debt	16,034	16,034	16,034	12,494
Total current liabilities	166,010	162,559	162,559	141,601
Long-term debt, excluding current portion	1,928,495	1,945,074	1,945,074	933,749
Deferred income tax liabilities	507,472	518,037	518,037	200,357
Tax receivable agreement obligations to related parties	144,179	139,713	139,713	138,533
Other long-term liabilities	2,493	1,413	1,413	22,037
Commitments and contingencies
Equity:
Common stock									1
Preferred stock (par value, $0.00001), 25,000,000 shares authorized and 0 shares issued and outstanding at December 31, 2010
Additional paid-in capital	1,110,310	1,110,310	1,110,310	738,888
Contingent consideration				1,955
Accumulated other comprehensive loss	1,858	(194)	(194)	(2,569)
Retained earnings/Accumulated deficit	(34,787)	(17,453)	(17,453)	53,250
Emdeon Inc. equity			1,092,663	791,525
Noncontrolling interest				263,763
Total equity	1,077,381	1,092,663	1,092,663	1,055,288				1	1	1	1
Total liabilities and equity	$ 3,826,030	$ 3,859,459	$ 3,859,459	$ 2,491,565